Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0001091667
Registrant Name	CHARTER COMMUNICATIONS, INC. /MO/
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES